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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: September 30, 1999
      Check here if Amendment [ ]; Amendment Number:
            This Amendment (Check only one):
                  [ ]  is a restatement.
                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:                 Kenneth Lipper
      Address:              101 Park Avenue, 6th Floor
                            New York, New York 10178
      Form 13F File Number: 28-6106

            The institutional investment manager filing this report and the attachment hereto and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
      Name:  Kenneth Lipper
      Phone: (212) 883-6333

Signature, Place and Date of Signing:
      /s/ Kenneth Lipper      New York, New York            November 12, 1999

Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:        5

Form 13F Information Table Entry Total:   60

Form 13F Information Table Value Total:   $142,453 (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Mangers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.       Form 13F File Number    Name
             1             28-6547            Jerome Services Corp. LDC
             2             28-6112            Lipper & Company, Inc.
             3             28-6114            Lipper & Company, L.P.
             4             28-6108            Lipper Convertibles, L.P.
             5             28-6802            Lipper Holdings, LLC

ATTACHMENT

Kenneth Lipper ("K. Lipper") owns a majority of the shares of Lipper & Company, Inc. ("Lipper Inc."), a Delaware corporation, and a majority of the member interests of Lipper Holdings, LLC ("Lipper Holdings"), a Delaware limited liability company. Lipper Inc. is the general partner of Lipper & Company, L.P. ("Lipper L.P."), a Delaware limited partnership, and the manager of Lipper Holdings. Lipper L.P. is the investment manager of a number of limited partnerships. Lipper Holdings is the general partner of a number of limited partnerships, some of which are or may be deemed to be "institutional investment managers" for the purposes of the reporting requirements under Section 13(f) of the Act, including Lipper Convertibles, L.P. ("Lipper Convertibles"). K. Lipper is the majority shareholder of Jerome Service Corp. LDC ("Jerome Services"), a Cayman Islands limited duration company, which is the general partner of a number of limited partnerships. K. Lipper, by virtue of his relationship to the aforementioned entities, may be deemed to exercise investment discretion with respect to the Section 13(f) securities held directly and indirectly by such entities, but K. Lipper disclaims investment discretion with respect to such
Section 13(f) securities for all other purposes. To the extent that K. Lipper's interest in the aforementioned entities may nevertheless give rise to a Form 13F filing obligation for K. Lipper, the information required by Form 13F is reported herein on behalf of certain entities which are themselves institutional investment managers subject to Section 13(f) of the Act. In that regard, the
Section 13(f) securities positions of Jerome Services, Lipper Inc., Lipper L.P., Lipper Convertibles and Lipper Holdings are included in this Form 13F-HR report by K. Lipper on behalf of himself and each such entity.

                           FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
         Col. 1               Col. 2        Col. 3         Col. 4        Col. 5     Col. 6      Col. 7               Col. 8
------------------------------------------------------------------------------------------------------------------------------------
                                                         Fair Market   Shares or                                 Voting Authority
                                                            Val        Principal   Investment   Other         ----------------------
Name of Issuer             Title of Class   CUSIP No.     (x$1000)       Amt       Discretion  Managers        Sole   Shared   None
--------------             --------------  -----------  ------------   ---------   ----------  --------       ------  ------  ------
------------------------------------------------------------------------------------------------------------------------------------
American Home Prod              Com         026609 10 7         1,448    34,900  Shared-Def     2,3        34,900
------------------------------------------------------------------------------------------------------------------------------------
American Home Prod              Com         026609 10 7         1,054    25,400  Shared-Def                25,400
------------------------------------------------------------------------------------------------------------------------------------
American Home Prod              Com         026609 10 7           448    10,800  Shared-Def    1,2,3       10,800
------------------------------------------------------------------------------------------------------------------------------------
American Home Prod              Com         026609 10 7         5,287   127,400  Shared-Def    2,3,5      127,400
------------------------------------------------------------------------------------------------------------------------------------
Compaq Computer                 Com         204493 10 0         2,613   113,900  Shared-Def     2,3       113,900
------------------------------------------------------------------------------------------------------------------------------------
Compaq Computer                 Com         204493 10 0         1,239    54,000  Shared-Def                54,000
------------------------------------------------------------------------------------------------------------------------------------
Compaq Computer                 Com         204493 10 0         1,039    45,300  Shared-Def    1,2,3       45,300
------------------------------------------------------------------------------------------------------------------------------------
Compaq Computer                 Com         204493 10 0         7,620   332,200  Shared-Def    2,3,5      332,200
------------------------------------------------------------------------------------------------------------------------------------
Delta & Pine Ld Co              Com         247357 10 6           947    36,600  Shared-Def                36,600
------------------------------------------------------------------------------------------------------------------------------------
E I Dupont De Nemours           Com         263534 10 9        10,900   179,050  Shared-Def     2,3       179,050
------------------------------------------------------------------------------------------------------------------------------------
E I Dupont De Nemours           Com         263534 10 9         1,278    21,000  Shared-Def                21,000
------------------------------------------------------------------------------------------------------------------------------------
E I Dupont De Nemours           Com         263534 10 9           939    15,241  Shared-Def    1,2,3       15,241
------------------------------------------------------------------------------------------------------------------------------------
E I Dupont De Nemours           Com         263534 10 9         8,133   133,600  Shared-Def    2,3,5      133,600
------------------------------------------------------------------------------------------------------------------------------------
General Mtrs Corp               Com         370442 10 5         3,795    60,300  Shared-Def     2,3        60,300
------------------------------------------------------------------------------------------------------------------------------------
General Mtrs Corp               Com         370442 10 5         1,208    19,200  Shared-Def                19,200
------------------------------------------------------------------------------------------------------------------------------------
General Mtrs Corp               Com         370442 10 5           906    14,400  Shared-Def    1,2,3       14,400
------------------------------------------------------------------------------------------------------------------------------------
General Mtrs Corp               Com         370442 10 5         3,531    56,100  Shared-Def    2,3,5       56,100
------------------------------------------------------------------------------------------------------------------------------------
General Motors Crp Cl H         Com         370442 83 2         6,469   113,000  Shared-Def     2,3       113,000
------------------------------------------------------------------------------------------------------------------------------------
General Motors Crp Cl H         Com         370442 83 2         4,065    71,000  Shared-Def                71,000
------------------------------------------------------------------------------------------------------------------------------------
General Motors Crp Cl H         Com         370442 83 2         1,454    25,400  Shared-Def    1,2,3       25,400
------------------------------------------------------------------------------------------------------------------------------------
General Motors Crp Cl H         Com         370442 83 2        10,276   179,500  Shared-Def    2,3,5      179,500
------------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp          3.25% Conv '03    421924 AF 8         2,406 3,125,000  Shared-Def    2,3,5
------------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp          3.25% Conv '03    421924 AF 8         2,310 3,000,000  Shared-Def     2,3
------------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp          3.25% Conv '03    421924 AF 8         3,080 4,000,000  Shared-Def
------------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp          3.25% Conv '03    421924 AF 8           289   375,000  Shared-Def    1,2,3
------------------------------------------------------------------------------------------------------------------------------------
Household Intl Inc              Com         441815 10 7         1,184    29,500  Shared-Def                29,500
------------------------------------------------------------------------------------------------------------------------------------
J.D. Edwards & Co               Com         281667 10 5         4,458   215,500  Shared-Def     2,3       215,500
------------------------------------------------------------------------------------------------------------------------------------
J.D. Edwards & Co               Com         281667 10 5         1,876    90,700  Shared-Def                90,700
------------------------------------------------------------------------------------------------------------------------------------
J.D. Edwards & Co               Com         281667 10 5           645    31,200  Shared-Def    1,2,3       31,200
------------------------------------------------------------------------------------------------------------------------------------
J.D. Edwards & Co               Com         281667 10 5         4,688   226,600  Shared-Def    2,3,5      226,600
------------------------------------------------------------------------------------------------------------------------------------
Loral Space & Comm              Com         G56462 10 7         1,545    89,900  Shared-Def     2,3        89,900
------------------------------------------------------------------------------------------------------------------------------------
Loral Space & Comm              Com         G56462 10 7           344    20,000  Shared-Def                20,000
------------------------------------------------------------------------------------------------------------------------------------
Loral Space & Comm              Com         G56462 10 7           345    20,100  Shared-Def    1,2,3       20,100
------------------------------------------------------------------------------------------------------------------------------------
Loral Space & Comm              Com         G56462 10 7           480    27,900  Shared-Def    2,3,5       27,900
------------------------------------------------------------------------------------------------------------------------------------
Mascotech Inc              4.5% Conv '03    574670 AB 1         1,705 2,125,000  Shared-Def    2,3,5
------------------------------------------------------------------------------------------------------------------------------------
Mascotech Inc              4.5% Conv '03    574670 AB 1           100   125,000  Shared-Def     2,3
------------------------------------------------------------------------------------------------------------------------------------
Mascotech Inc              4.5% Conv '03    574670 AB 1         2,809 3,500,000  Shared-Def
------------------------------------------------------------------------------------------------------------------------------------
Mascotech Inc              4.5% Conv '03    574670 AB 1           201   250,000  Shared-Def    1,2,3
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                Com         611662 10 7         4,622   129,500  Shared-Def     2,3       129,500
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                Com         611662 10 7         1,217    34,100  Shared-Def                34,100
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                Com         611662 10 7           906    25,400  Shared-Def    1,2,3       25,400
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Company                Com         611662 10 7         6,463   181,100  Shared-Def    2,3,5      181,100
------------------------------------------------------------------------------------------------------------------------------------
Office Depot                    Com         676220 10 6           596    58,500  Shared-Def                58,500
------------------------------------------------------------------------------------------------------------------------------------
Old Guard Group Inc             Com         679783 10 0           298    26,500  Shared-Def     2,3        26,500
------------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc.               5% Conv '07     681904 AD 0         2,113 3,250,000  Shared-Def    2,3,5
------------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc.               5% Conv '07     681904 AD 0         1,869 2,875,000  Shared-Def     2,3
------------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc.               5% Conv '07     681904 AD 0         2,925 4,500,000  Shared-Def
------------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc.               5% Conv '07     681904 AD 0           244   375,000  Shared-Def    1,2,3
------------------------------------------------------------------------------------------------------------------------------------
Polymer Group Inc               Com         731745 10 5             7    11,167  Shared-Def     2,3        11,167
------------------------------------------------------------------------------------------------------------------------------------
Republic NY                     Com         760719 10 4         1,290    21,000  Shared-Def                21,000
------------------------------------------------------------------------------------------------------------------------------------
SAP Aktiengesellschaft      Spnsrd ADR      803054 20 4         2,548    67,500  Shared-Def     2,3        67,500
------------------------------------------------------------------------------------------------------------------------------------
SAP Aktiengesellschaft      Spnsrd ADR      803054 20 4         1,608    42,600  Shared-Def                42,600
------------------------------------------------------------------------------------------------------------------------------------
SAP Aktiengesellschaft      Spnsrd ADR      803054 20 4           513    13,600  Shared-Def    1,2,3       13,600
------------------------------------------------------------------------------------------------------------------------------------
SAP Aktiengesellschaft      Spnsrd ADR      803054 20 4         4,462   118,200  Shared-Def    2,3,5      118,200
------------------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instrs         Com         858495 10 4           430    20,575  Shared-Def    2,3,5       20,575
Inc
------------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp      4.25% Conv '03    883556 AF 9         1,410 1,625,000  Shared-Def    2,3,5
------------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp      4.25% Conv '03    883556 AF 9         2,819 3,250,000  Shared-Def     2,3
------------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp      4.25% Conv '03    883556 AF 9         1,627 1,875,000  Shared-Def
------------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp      4.25% Conv '03    883556 AF 9           217   250,000  Shared-Def    1,2,3
------------------------------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals          Com         942683 10 3         1,155    37,800  Shared-Def                37,800
Inc
------------------------------------------------------------------------------------------------------------------------------------
                                                              142,453
------------------------------------------------------------------------------------------------------------------------------------